Concentrations - Schedule of Revenue Derived from Customers (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Revenue, Major Customer [Line Items]
Revenue	$ 211,013	$ 224,875	$ 616,943	$ 664,712
COSCON [Member]
Revenue, Major Customer [Line Items]
Revenue	83,060	76,548	238,612	223,531
Yang Ming [Member]
Revenue, Major Customer [Line Items]
Revenue	37,899	33,591	104,192	87,921
MOL [Member]
Revenue, Major Customer [Line Items]
Revenue	30,950	30,972	92,248	86,814
CSCL Asia [Member]
Revenue, Major Customer [Line Items]
Revenue	19,460	31,580	64,525	95,139
Other [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 39,644	$ 52,184	$ 117,366	$ 171,307